Intangible Assets	12 Months Ended
Dec. 31, 2021
Intangible assets and goodwill [abstract]
Intangible Assets
18. Intangible
assets
Below are the changes in the items:

				Amortization
	Cost as of December 31, 2020	Additions	Disposals (*)	Accumulated as of December 31, 2020	Disposals (*)	For the period	Accumulated as of December 31, 2021	Carrying amount as of December 31, 2021
Software licenses	3,750,568	1,812,002	(864,925)	1,405,092	(599,288)	216,247	1,022,051	3,675,594

Total	3,750,568	1,812,002	(864,925)	1,405,092	(599,288)	216,247	1,022,051	3,675,594

				Amortization
	Cost as of December 31, 2019	Additions	Disposals (*)	Accumulated as of December 31, 2019	Disposals (*)	For the period	Accumulated as of December 31, 2020	Carrying amount as of December 31, 2020
Software licenses	4,121,493	1,211,391	(1,582,316)	2,518,519	(1,579,148)	465,721	1,405,092	2,345,476

Total	4,121,493	1,211,391	(1,582,316)	2,518,519	(1,579,148)	465,721	1,405,092	2,345,476

(*)	Includes write-off of fully amortized items.